Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of Total Income Tax

	Twelve Months Ended December 31,
	2023	2022	2021
	($ in millions)
Income tax (benefit)/expense allocated to net income	$(132.1)	$(78.1)	$5.3
Income tax expense/(benefit) allocated to other comprehensive income	20.6	(23.9)	0.3
Total income tax (benefit)/expense	$(111.5)	$(102.0)	$5.6

Schedule of Income Tax by Taxing Authority

	Twelve Months Ended December 31, 2023
	Income before tax	Current tax expense	Deferred tax (benefit)/expense	Total income tax (benefit)/expense
	($ in millions)
Bermuda (1)	$148.8	$—	$(201.1)	$(201.1)
U.S. (2)	236.3	52.4	3.0	55.4
U.K. (3)	0.7	5.3	0.1	5.4
Other (4)	16.8	7.9	0.3	8.2
Total	$402.6	$65.6	$(197.7)	$(132.1)

	Twelve Months Ended December 31, 2022
	(Loss)/income before tax	Current tax expense	Deferred tax (benefit)	Total income tax (benefit)/expense
	($ in millions)
Bermuda	$(103.3)	$—	$—	$—
U.S.	34.8	14.8	(102.9)	(88.1)
U.K.	62.4	7.0	—	7.0
Other	(20.9)	4.7	(1.7)	3.0
Total	$(27.0)	$26.5	$(104.6)	$(78.1)

	Twelve Months Ended December 31, 2021
	Income/(loss) before tax	Current tax expense	Deferred tax (benefit)	Total income tax expense/(benefit)
	($ in millions)
Bermuda	$22.9	$—	$—	$—
U.S	5.0	5.8	—	5.8
U.K.	75.1	—	(0.3)	(0.3)
Other	(67.9)	2.7	(2.9)	(0.2)
Total	$35.1	$8.5	$(3.2)	$5.3

Income Tax Reconciliation

	Twelve Months Ended December 31,
	2023	2022	2021
Income Tax Reconciliation	($ in millions)
Income tax benefit at statutory tax rate of zero percent	$—	$—	$—
Overseas statutory tax rates differential	56.3	16.8	(0.9)
Base erosion and anti-abuse tax (BEAT) expense	0.9	2.3	6.1
Prior year adjustments (1)	6.9	(2.9)	0.5
Introduction of Bermuda corporate income tax	(201.1)	—	—
Change in valuation allowance (2)	4.0	(98.9)	9.6
Impact of unrecognized tax benefits (3)	—	—	—
Australian non-resident withholding tax	—	1.5	0.6
Foreign exchange	(1.3)	(0.3)	(1.5)
Non-deductible expenses	2.5	2.4	2.4
Impact of changes in statutory tax rates	(0.3)	(5.7)	(11.5)
Tax effect of OCI in income statement	—	6.7	—
Total income tax (benefit)/expense	$(132.1)	$(78.1)	$5.3
________________
(1)The submission dates for filing income tax returns for the Company’s U.S. and U.K. operating subsidiaries are after the submission date of this report. Accordingly, the final tax liabilities may differ from the estimated income tax expense included in this report and may result in prior year adjustments being reported. The prior period adjustments for the twelve months ended December 31, 2023 predominantly relate to the determination of the results of the branches of the U.K. operating subsidiaries. The prior period adjustments for the twelve months ended December 31, 2022 and 2021 predominantly relate to the determination of results in the U.K.
(2)The decrease in valuation allowance in 2022 related to a change in judgment about the recoverability of deferred tax assets in the U.S. operating subsidiaries.
(3)In 2023, the Company did not have any unrecognized tax benefits.
Income tax returns that have been filed by the Company’s U.S. Operating Subsidiaries are subject to examination for 2020 and later tax years. The Company’s U.K. operating subsidiaries’ income tax returns are potentially subject to examination for 2022 and later tax years as these periods are considered “open” by the U.K. Tax Authority. The Company accrues interest and penalties related to an underpayment of income taxes, if applicable, as income tax expenses. The Company does not believe it will be subject to any penalties in any open tax years.
Tax Effects of Deferred Tax Assets and Deferred Tax Liabilities

	As at December 31,
	2023	2022
	($ in millions)
Deferred tax assets:
Operating loss carryforwards	217.2	167.6
Capital loss carryforwards	9.7	6.7
Insurance reserves: Losses and loss adjustment expenses	104.1	28.3
Unrealized losses on investments	8.9	20.6
Accrued expenses	13.4	6.1
Foreign tax credit carryforwards	19.0	19.8
Insurance reserves: Unearned premiums	35.0	36.0
Intangible assets	82.9	0.7
Office properties and equipment	16.5	14.2
Operating lease liabilities	15.6	18.5
Other temporary differences	7.6	3.7
Total deferred tax assets	529.9	322.2
Less valuation allowance	(172.7)	(145.7)
Deferred tax assets, net of valuation allowance	$357.2	$176.5

Deferred tax liabilities:
Deferred acquisition costs	(32.4)	(37.0)
Right-of-use operating lease assets	(10.4)	(13.7)
Insurance reserves: Losses and loss adjustment expenses	(0.1)	(0.2)
Other temporary differences	(3.3)	(6.4)
Total deferred tax (liabilities)	(46.2)	(57.3)

Net deferred tax assets	$311.0	$119.2